Recast Segment Information - Recast Segment Operating Results (Tables)	Apr. 20, 2021
Accounting Changes and Error Corrections [Abstract]
Net Revenue From External Customers and Intercompany Revenue From Each Operating Segment

	Three Months Ended				Year Ended December 31,
(in millions)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	2020	2019
Net revenue:
Live and Historical Racing	$28.1	$23.3	$63.8	$54.4	$169.6	$276.7
TwinSpires	69.1	121.3	127.1	97.0	414.5	295.6
Gaming	145.9	37.3	133.5	118.6	435.3	687.3
All Other	9.8	3.2	13.4	8.2	34.6	70.1
Total net revenue	252.9	185.1	337.8	278.2	1,054.0	1,329.7
Operating expense:
Live and Historical Racing	33.1	33.1	55.7	57.1	179.0	178.8
TwinSpires	50.8	74.7	84.0	66.3	275.8	207.9
Gaming	124.1	45.5	96.2	92.1	357.9	526.0
All Other	14.6	9.6	13.1	10.5	47.8	74.0
Selling, general and administrative expense	24.1	22.4	38.8	29.5	114.8	122.0
Impairment of intangible assets	17.5	—	—	—	17.5	—
Transaction expense, net	0.3	0.2	0.5	—	1.0	5.3
Total operating expense	264.5	185.5	288.3	255.5	993.8	1,114.0
Operating (loss) income	$(11.6)	$(0.4)	$49.5	$22.7	$60.2	$215.7

	Three Months Ended				Year Ended December 31,
(in millions)	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	2020	2019
Net revenue from external customers:
Live and Historical Racing:
Churchill Downs Racetrack	$1.9	$15.6	$34.9	$10.9	$63.3	$187.6
Derby City Gaming	21.6	7.7	25.9	24.3	79.5	86.6
Oak Grove	—	—	2.4	14.2	16.6	—
Turfway Park	4.6	—	0.6	1.9	7.1	2.5
Newport	—	—	—	3.1	3.1	—
Total Live and Historical Racing	28.1	23.3	63.8	54.4	169.6	276.7
TwinSpires:
Horse Racing	66.6	119.9	124.0	92.7	403.2	289.9
Sports and Casino	2.5	1.4	3.1	4.3	11.3	5.7
Total TwinSpires	69.1	121.3	127.1	97.0	414.5	295.6
Gaming:
Fair Grounds and VSI	31.6	11.1	27.9	27.0	97.6	123.0
Presque Isle	27.0	1.9	27.5	16.7	73.1	137.5
Calder	21.8	5.7	6.5	17.8	51.8	99.8
Oxford	20.1	0.1	12.2	12.5	44.9	101.7
Ocean Downs	14.8	3.1	24.3	18.0	60.2	85.9
Riverwalk	12.0	7.4	15.2	11.7	46.3	56.1
Harlow’s	11.3	5.7	12.7	11.0	40.7	54.0
Lady Luck Nemacolin	7.3	2.3	7.2	3.9	20.7	29.3
Total Gaming	145.9	37.3	133.5	118.6	435.3	687.3
All Other	9.8	3.2	13.4	8.2	34.6	70.1
Net revenue from external customers	$252.9	$185.1	$337.8	$278.2	$1,054.0	$1,329.7

(in millions)	Three Months Ended				Year Ended December 31,
Intercompany net revenue:	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	2020	2019
Live and Historical Racing	$1.0	$7.0	$7.3	$3.9	$19.2	$15.5
TwinSpires	0.3	0.4	0.5	0.3	1.5	1.1
Gaming	1.5	—	0.2	0.8	2.5	2.4
All Other	2.4	2.8	3.8	2.8	11.8	11.3
Eliminations	(5.2)	(10.2)	(11.8)	(7.8)	(35.0)	(30.3)
Intercompany net revenue	$—	$—	$—	$—	$—	$—

	Year Ended December 31, 2020
(in millions)	Live and Historical Racing	TwinSpires	Gaming	All Other	Eliminations	Total
Net revenue	$188.8	$416.0	$437.8	$46.4	$(35.0)	$1,054.0

Taxes and purses	(64.1)	(25.1)	(171.6)	(7.5)	—	(268.3)
Marketing and advertising	(6.2)	(16.5)	(7.5)	(0.2)	0.2	(30.2)
Salaries and benefits	(32.5)	(13.0)	(75.9)	(17.4)	—	(138.8)
Content expense	(1.5)	(202.7)	(3.5)	(3.7)	33.0	(178.4)
Selling, general and administrative expense	(8.7)	(8.8)	(25.4)	(43.9)	1.5	(85.3)
Other operating expense	(36.8)	(37.1)	(59.7)	(12.3)	0.3	(145.6)
Other income	0.1	0.1	78.9	—	—	79.1
Adjusted EBITDA	$39.1	$112.9	$173.1	$(38.6)	$—	$286.5

	Year Ended December 31, 2019
(in millions)	Live and Historical Racing	TwinSpires	Gaming	All Other	Eliminations	Total
Net revenue	$292.2	$296.7	$689.7	$81.4	$(30.3)	$1,329.7

Taxes and purses	(68.7)	(16.2)	(269.4)	(15.4)	—	(369.7)
Marketing and advertising	(7.1)	(12.3)	(21.4)	(1.3)	0.4	(41.7)
Salaries and benefits	(32.8)	(11.4)	(103.3)	(23.7)	—	(171.2)
Content expense	(2.6)	(152.2)	(5.3)	(7.9)	28.6	(139.4)
Selling, general and administrative expense	(8.3)	(7.1)	(29.1)	(46.7)	1.0	(90.2)
Other operating expense	(37.3)	(28.2)	(83.6)	(18.3)	0.3	(167.1)
Other income	0.2	—	100.3	0.5	—	101.0
Adjusted EBITDA	$135.6	$69.3	$277.9	$(31.4)	$—	$451.4

	Three Months Ended March 31, 2020
(in millions)	Live and Historical Racing	TwinSpires	Gaming	All Other	Eliminations	Total
Net revenue	$29.1	$69.4	$147.4	$12.2	$(5.2)	$252.9

Taxes and purses	(9.5)	(4.3)	(58.7)	(3.2)	—	(75.7)
Marketing and advertising	(1.2)	(3.5)	(5.3)	(0.1)	0.2	(9.9)
Salaries and benefits	(7.2)	(3.5)	(29.5)	(5.1)	—	(45.3)
Content expense	(0.7)	(32.6)	(1.0)	(1.3)	4.7	(30.9)
Selling, general and administrative expense	(1.7)	(1.4)	(6.7)	(8.7)	0.2	(18.3)
Other operating expense	(7.8)	(8.1)	(19.5)	(3.4)	0.1	(38.7)
Other income	—	—	21.2	—	—	21.2
Adjusted EBITDA	$1.0	$16.0	$47.9	$(9.6)	$—	$55.3

	Three Months Ended June 30, 2020
(in millions)	Live and Historical Racing	TwinSpires	Gaming	All Other	Eliminations	Total
Net revenue	$30.3	$121.7	$37.3	$6.0	$(10.2)	$185.1

Taxes and purses	(14.0)	(6.7)	(14.3)	(1.6)	—	(36.6)
Marketing and advertising	(0.3)	(2.9)	(0.4)	—	—	(3.6)
Salaries and benefits	(5.3)	(3.0)	(9.0)	(3.0)	—	(20.3)
Content expense	(0.1)	(59.1)	(0.4)	(0.1)	9.7	(50.0)
Selling, general and administrative expense	(1.2)	(1.7)	(3.9)	(9.0)	0.5	(15.3)
Other operating expense	(5.8)	(9.7)	(11.0)	(2.9)	—	(29.4)
Other income	—	0.1	(0.1)	0.2	—	0.2
Adjusted EBITDA	$3.6	$38.7	$(1.8)	$(10.4)	$—	$30.1

Schedule of Segment Reporting Information

	Three Months Ended September 30, 2020
(in millions)	Live and Historical Racing	TwinSpires	Gaming	All Other	Eliminations	Total
Net revenue	$71.1	$127.6	$133.7	$17.2	$(11.8)	$337.8

Taxes and purses	(20.4)	(8.2)	(51.5)	(1.0)	—	(81.1)
Marketing and advertising	(2.7)	(6.9)	(0.6)	(0.1)	—	(10.3)
Salaries and benefits	(8.8)	(3.1)	(19.1)	(5.2)	—	(36.2)
Content expense	(0.2)	(62.7)	(1.2)	(0.9)	11.2	(53.8)
Selling, general and administrative expense	(2.8)	(3.9)	(8.2)	(14.8)	0.5	(29.2)
Other operating expense	(12.1)	(10.2)	(14.3)	(4.3)	0.1	(40.8)
Other income	—	—	35.9	(0.4)	—	35.5
Adjusted EBITDA	$24.1	$32.6	$74.7	$(9.5)	$—	$121.9

	Three Months Ended December 31, 2020
(in millions)	Live and Historical Racing	TwinSpires	Gaming	All Other	Eliminations	Total
Net revenue	$58.3	$97.3	$119.4	$11.0	$(7.8)	$278.2

Taxes and purses	(20.2)	(5.9)	(47.1)	(1.7)	—	(74.9)
Marketing and advertising	(2.0)	(3.2)	(1.2)	—	—	(6.4)
Salaries and benefits	(11.2)	(3.4)	(18.3)	(4.1)	—	(37.0)
Content expense	(0.5)	(48.3)	(0.9)	(1.4)	7.4	(43.7)
Selling, general and administrative expense	(3.0)	(1.8)	(6.6)	(11.4)	0.3	(22.5)
Other operating expense	(11.1)	(9.1)	(14.9)	(1.7)	0.1	(36.7)
Other income	0.1	—	21.9	0.2	—	22.2
Adjusted EBITDA	$10.4	$25.6	$52.3	$(9.1)	$—	$79.2

	Three Months Ended				Year Ended December 31,
	March 31, 2020	June 30, 2020	September 30, 2020	December 31, 2020	2020	2019
(in millions)
Comprehensive (loss) income	$(23.4)	$(118.8)	$43.2	$17.1	$(81.9)	$137.5

Net income (loss) and comprehensive income (loss) attributable to CDI
Net loss attributable to noncontrolling interest	0.1	—	0.1	—	0.2	0.3
Net (loss) income before noncontrolling interest	(23.5)	(118.8)	43.1	17.1	(82.1)	137.2
Loss (income) from discontinued operations, net of tax	0.9	95.2	—	(0.7)	95.4	2.4
(Loss) income from continuing operations, net of tax	(22.6)	(23.6)	43.1	16.4	13.3	139.6

Additions:
Depreciation and amortization	22.0	22.1	22.4	26.4	92.9	96.4
Interest expense	19.3	20.3	19.7	20.7	80.0	70.9
Income tax (benefit) provision	(11.6)	(7.9)	13.9	0.3	(5.3)	56.8
EBITDA	$7.1	$10.9	$99.1	$63.8	$180.9	363.7

Adjustments to EBITDA:
Selling, general and administrative:
Stock-based compensation expense	$4.3	$6.1	$6.9	$6.4	$23.7	23.8
Legal reserves	—	—	—	—	—	3.6
Other charges	—	(0.1)	0.8	0.1	0.8	0.4
Pre-opening expense and other expense	1.7	1.9	6.2	1.4	11.2	5.1
Other income, expense:
Interest, depreciation and amortization expense related to equity investments	9.5	9.8	9.9	9.3	38.5	32.6
Changes in fair value of Rivers Des Plaines' interest rate swaps	14.9	1.3	(1.5)	(1.8)	12.9	12.4
Rivers Des Plaines' legal reserves and transaction costs	—	—	—	—	—	4.7
Other	—	—	—	—	—	(0.2)
Transaction expense, net	0.3	0.2	0.5	—	1.0	5.3
Impairment of tangible and other intangible assets	17.5	—	—	—	17.5	—
Total adjustments to EBITDA	48.2	19.2	22.8	15.4	105.6	87.7
Adjusted EBITDA	$55.3	$30.1	$121.9	$79.2	$286.5	$451.4

Adjusted EBITDA by segment:
Live and Historical Racing	$1.0	$3.6	$24.1	$10.4	$39.1	$135.6
TwinSpires	16.0	38.7	32.6	25.6	112.9	69.3
Gaming	47.9	(1.8)	74.7	52.3	173.1	277.9
Total segment Adjusted EBITDA	64.9	40.5	131.4	88.3	325.1	482.8
All Other	(9.6)	(10.4)	(9.5)	(9.1)	(38.6)	(31.4)
Total Adjusted EBITDA	$55.3	$30.1	$121.9	$79.2	$286.5	$451.4